Intangible Assets and Goodwill - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Beginning Balance	R$ 2,549,637	R$ 1,811,903
Finalization of price allocation	(66,952)
Ending balance	3,257,360	2,549,637
Cost
Intangible assets and goodwill
Beginning Balance	2,747,947	1,890,899
Acquisitions	151,318	96,827
Disposals	(261)	(4,704)
Acquisitions through business combination	815,510	764,925
Ending balance	3,647,562	2,747,947
Amortization
Intangible assets and goodwill
Beginning Balance	(198,310)	(78,996)
Amortization	(192,142)	(121,998)
Amortization of disposals	250	2,684
Ending balance	(390,202)	(198,310)
Goodwill
Intangible assets and goodwill
Beginning Balance	1,394,351	916,767
Finalization of price allocation	(66,952)
Ending balance	1,949,901	1,394,351
Goodwill | Cost
Intangible assets and goodwill
Beginning Balance	1,394,351	916,767
Acquisitions through business combination	622,502	477,584
Ending balance	1,949,901	1,394,351
Rights on contracts
Intangible assets and goodwill
Beginning Balance	8,445	9,972
Ending balance	6,710	8,445
Rights on contracts | Cost
Intangible assets and goodwill
Beginning Balance	15,263	15,263
Ending balance	15,263	15,263
Rights on contracts | Amortization
Intangible assets and goodwill
Beginning Balance	(6,818)	(5,291)
Amortization	(1,735)	(1,527)
Ending balance	(8,553)	(6,818)
Customer relationships
Intangible assets and goodwill
Beginning Balance	283,906	192,961
Ending balance	274,735	283,906
Customer relationships | Cost
Intangible assets and goodwill
Beginning Balance	322,143	206,971
Acquisitions through business combination	26,197	115,172
Ending balance	348,340	322,143
Customer relationships | Amortization
Intangible assets and goodwill
Beginning Balance	(38,237)	(14,010)
Amortization	(35,368)	(24,227)
Ending balance	(73,605)	(38,237)
Educational system
Intangible assets and goodwill
Beginning Balance	231,823	228,989
Ending balance	243,279	231,823
Educational system | Cost
Intangible assets and goodwill
Beginning Balance	280,998	251,223
Acquisitions through business combination	45,138	29,775
Ending balance	326,136	280,998
Educational system | Amortization
Intangible assets and goodwill
Beginning Balance	(49,175)	(22,234)
Amortization	(33,682)	(26,941)
Ending balance	(82,857)	(49,175)
Copyrights
Intangible assets and goodwill
Beginning Balance	11,357	9,387
Ending balance	11,419	11,357
Copyrights | Cost
Intangible assets and goodwill
Beginning Balance	29,460	21,069
Acquisitions	7,914	8,131
Disposals		(3)
Acquisitions through business combination	179	14
Transfer		249
Ending balance	37,553	29,460
Copyrights | Amortization
Intangible assets and goodwill
Beginning Balance	(18,103)	(11,682)
Amortization	(8,031)	(6,421)
Ending balance	(26,134)	(18,103)
Software license and development
Intangible assets and goodwill
Beginning Balance	35,576	15,457
Ending balance	72,609	35,576
Software license and development | Cost
Intangible assets and goodwill
Beginning Balance	45,317	18,412
Acquisitions	43,569	22,127
Disposals	(9)	(94)
Acquisitions through business combination	10,023	5,103
Transfer		(231)
Ending balance	98,900	45,317
Software license and development | Amortization
Intangible assets and goodwill
Beginning Balance	(9,741)	(2,955)
Amortization	(16,561)	(6,789)
Amortization of disposals	11	3
Ending balance	(26,291)	(9,741)
Trademarks
Intangible assets and goodwill
Beginning Balance	449,039	347,057
Ending balance	488,831	449,039
Trademarks | Cost
Intangible assets and goodwill
Beginning Balance	476,354	355,298
Acquisitions	101	3
Acquisitions through business combination	66,250	121,053
Ending balance	542,705	476,354
Trademarks | Amortization
Intangible assets and goodwill
Beginning Balance	(27,315)	(8,241)
Amortization	(26,559)	(19,074)
Ending balance	(53,874)	(27,315)
Educational platform
Intangible assets and goodwill
Beginning Balance	124,184	74,214
Ending balance	195,506	124,184
Educational platform | Cost
Intangible assets and goodwill
Beginning Balance	170,348	87,987
Acquisitions	75,516	51,262
Disposals	(252)	(4,607)
Acquisitions through business combination	39,771	13,102
Transfer	23,018	22,604
Ending balance	308,401	170,348
Educational platform | Amortization
Intangible assets and goodwill
Beginning Balance	(46,164)	(13,773)
Amortization	(66,970)	(35,072)
Amortization of disposals	239	2,681
Ending balance	(112,895)	(46,164)
Non-compete agreement
Intangible assets and goodwill
Beginning Balance	9,099	7,493
Ending balance	12,298	9,099
Non-compete agreement | Cost
Intangible assets and goodwill
Beginning Balance	11,856	8,303
Acquisitions	985	431
Acquisitions through business combination	5,450	3,122
Ending balance	18,291	11,856
Non-compete agreement | Amortization
Intangible assets and goodwill
Beginning Balance	(2,757)	(810)
Amortization	(3,236)	(1,947)
Ending balance	(5,993)	(2,757)
In Progress
Intangible assets and goodwill
Beginning Balance	1,857	9,606
Ending balance	2,072	1,857
In Progress | Cost
Intangible assets and goodwill
Beginning Balance	1,857	9,606
Acquisitions	23,233	14,873
Transfer	(23,018)	(22,622)
Ending balance	R$ 2,072	R$ 1,857